Quarterly Report
July 31, 2024
MFS®  Limited Maturity Fund
MQL-Q1

Portfolio of Investments
7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.7%
Aerospace & Defense – 0.4%
Boeing Co., 2.196%, 2/04/2026	$11,032,000	$10,499,203
Apparel Manufacturers – 0.2%
Tapestry, Inc., 7.05%, 11/27/2025	$2,945,000	$3,004,251
Tapestry, Inc., 7%, 11/27/2026	1,785,000	1,845,517
		$4,849,768
Asset-Backed & Securitized – 21.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.011%, 11/15/2054 (i)	$89,918,649	$4,051,015
37 Capital CLO Ltd., 2022-1A, “BR”, 7.001%, 7/15/2034 (n)	9,400,000	9,400,000
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.948% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	5,944,500	5,898,211
ACREC 2021-FL1 Ltd., “B”, FLR, 7.248% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	11,776,000	11,504,125
ACREC 2021-FL1 Ltd., “C”, FLR, 7.598% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	5,972,500	5,793,779
ACREC 2023-FL2 LLC, “A”, FLR, 7.558% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	5,547,023	5,553,903
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 7.699% ((SOFR - 1mo. + 0.11448%) + 2.25%), 1/15/2037 (n)	6,994,000	6,871,619
American Credit Acceptance Receivables Trust, 2024-3, “B”, 5.66%, 8/14/2028 (n)	10,000,000	10,043,930
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	2,543,836	2,541,907
AmeriCredit Automobile Receivables Trust, 2024-1, “A2A”, 5.75%, 2/18/2028	7,052,000	7,061,137
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.943% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	1,833,000	1,811,125
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.443% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	752,000	741,486
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 7.043% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	3,008,500	2,984,928
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.293% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	1,746,500	1,729,194
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 7.143% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	11,713,500	11,534,635
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 7.443% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	7,713,500	7,541,000
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.743% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	4,645,000	4,464,998
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.637% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	12,447,500	12,150,770
AREIT 2022-CRE6 Trust, “C”, FLR, 7.492% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	4,174,000	4,081,062
AREIT 2022-CRE6 Trust, “D”, FLR, 8.192% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	2,549,000	2,477,340
AREIT 2022-CRE7 LLC, “B”, FLR, 8.578% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	12,436,500	12,466,136
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	2,526,586	2,541,579
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 7.194% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/20/2032 (n)	7,353,970	7,358,669
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 7.644% ((SOFR - 3mo. + 0.26161%) + 2.1%), 1/20/2032 (n)	3,983,401	3,989,500
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 7.143% ((SOFR - 3mo. + 0.26161%) + 1.6%), 4/20/2031 (n)	4,282,847	4,296,817
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 7.443% ((SOFR - 3mo. + 0.26161%) + 1.9%), 4/20/2031 (n)	1,814,958	1,818,872
Bayview Commercial Asset Trust, FLR, 5.929% ((SOFR - 1mo. + 0.11448%) + 0.4658%), 8/25/2035 (n)	156,214	150,699
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.061% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	98,458	160,577
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.748%, 12/15/2051 (i)(n)	61,952,010	1,586,275
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.277%, 7/15/2054 (i)	35,883,117	2,230,103
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.367%, 9/15/2054 (i)	38,909,465	2,519,660
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.597%, 2/15/2054 (i)	54,231,631	4,188,699
BDS 2021-FL10 Ltd., “B”, FLR, 7.398% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	3,637,500	3,625,851
BDS 2021-FL10 Ltd., “C”, FLR, 7.748% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	2,645,500	2,623,082
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.262%, 2/15/2054 (i)	59,959,116	3,367,328
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.142%, 3/15/2054 (i)	38,329,060	1,902,689
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.255%, 7/15/2054 (i)	70,897,137	4,024,029
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.267%, 8/15/2054 (i)	52,982,388	3,255,604
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.027%, 9/15/2054 (i)	77,741,485	3,610,696
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 6.923% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	4,140,000	4,020,515
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 7.243% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/15/2036 (n)	3,130,500	3,018,096
BSPDF 2021-FL1 Issuer Ltd., “C”, FLR, 7.693% ((SOFR - 1mo. + 0.11448%) + 2.25%), 10/15/2036 (n)	8,000,000	7,607,960
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 7.493% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	2,447,500	2,353,210
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.493% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	1,552,000	1,525,805
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.743% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	1,869,500	1,831,349
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 6.837% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	14,238,700	14,198,636
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 7.387% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	2,054,500	2,010,684
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 7.637% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	3,317,000	3,213,392

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	$866,601	$825,054
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	193,599	184,252
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	4,126,427	4,194,967
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	479,840	488,440
BXMT 2020-FL2 Ltd., “B”, FLR, 6.849% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	5,795,500	5,326,540
BXMT 2020-FL2 Ltd., “A”, FLR, 6.349% ((SOFR - 1mo. + 0.11448%) + 0.9%), 2/15/2038 (n)	4,587,072	4,397,576
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.749% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	12,062,500	11,123,632
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,175,944	2,135,047
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 6.237%, 1/25/2037 (d)(q)	1,588,603	459,775
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 5.731%, 3/25/2037 (d)(q)	2,105,258	739,729
CD 2017-CD4 Mortgage Trust, “XA”, 1.375%, 5/10/2050 (i)	34,279,005	893,798
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	1,568,623	1,497,552
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	499,890	470,932
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	4,674,306	4,695,506
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	4,582,553	4,630,658
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026	1,986,410	1,984,805
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	5,645,776	5,689,407
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	7,841,192	7,948,787
Colt Funding LLC, 2024-3, “A2”, 6.646%, 6/25/2069 (n)	2,601,529	2,637,033
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	466,438	462,454
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.633%, 11/15/2062 (i)	34,408,985	1,013,272
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.292%, 2/15/2054 (i)	51,838,323	3,286,482
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.769%, 4/15/2054 (i)	48,635,458	1,746,052
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.973%, 6/15/2063 (i)	55,758,173	2,628,502
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.036%, 6/15/2064 (i)	31,699,904	1,615,899
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	1,009,722	1,006,272
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	916,000	904,539
Credit Acceptance Auto Loan Trust, 2021-4, “A”, 1.26%, 10/15/2030 (n)	491,682	488,313
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	3,258,000	3,199,517
Dell Equipment Finance Trust, 2023-1, “A2”, 5.65%, 9/22/2028 (n)	3,887,908	3,887,678
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	1,899,400	1,898,229
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 7.141% ((SOFR - 3mo. + 0.26161%) + 1.6%), 7/18/2030 (n)	9,054,010	9,076,038
DT Auto Owner Trust 2022-3A, “A”, 6.05%, 10/15/2026 (n)	633,311	633,306
DT Auto Owner Trust 2022-3A, “B”, 6.74%, 7/17/2028 (n)	5,250,000	5,269,277
DT Auto Owner Trust 2022-3A, “C”, 7.69%, 7/17/2028 (n)	2,000,000	2,034,939
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	2,820,903	2,822,043
Empire District Bondco LLC, 4.943%, 1/01/2033	3,253,000	3,252,509
Enterprise Fleet Financing 2022-4 LLC, “A2”, 5.76%, 10/22/2029 (n)	3,971,855	3,984,439
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	4,794,557	4,799,376
Enterprise Fleet Financing 2023-2 LLC, “A2”, 5.56%, 4/22/2030 (n)	4,861,030	4,876,580
Enterprise Fleet Financing 2023-2 LLC, “A3”, 5.5%, 4/22/2030 (n)	3,561,000	3,624,753
Enterprise Fleet Financing LLC, 2024-3, “A2”, 5.31%, 4/20/2027 (n)	3,825,000	3,835,123
Exeter Automobile Receivables Trust, 2024-4A, “A3”, 5.28%, 8/15/2030	4,216,000	4,223,495
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 7.194% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	5,766,430	5,697,429
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.594% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	8,299,000	8,090,347
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)	2,898,033	2,895,207
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.153%, 5/10/2050 (i)	38,056,085	837,538
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.223%, 8/10/2050 (i)	36,376,887	890,426
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.125%, 5/12/2053 (i)	39,056,873	2,005,715
IMPAC CMB Trust, FLR, 6.204% ((SOFR - 1mo. + 0.11448%) + 0.74%), 11/25/2034	21,617	21,161
IMPAC CMB Trust, FLR, 6.384% ((SOFR - 1mo. + 0.11448%) + 0.92%), 11/25/2034	22,755	22,384
IMPAC Secured Assets Corp., FLR, 6.164% ((SOFR - 1mo. + 0.11448%) + 0.7%), 5/25/2036	47,280	42,157
JPMorgan Chase Commercial Mortgage Securities Corp., 0.949%, 9/15/2050 (i)	36,218,580	745,737
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	1,679,657	1,676,812
LAD Auto Receivables Trust, 2023-4A, “A2”, 6.21%, 10/15/2026 (n)	2,340,390	2,343,354
LAD Auto Receivables Trust, 2024-2A, “A2”, 5.7%, 3/15/2027 (n)	3,764,000	3,770,616
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.193% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	8,481,500	8,436,278
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.443% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	3,588,000	3,518,570
Merrill Lynch Mortgage Investors, Inc., 5.95%, 2/25/2037 (a)(d)	1,611,779	190,699

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2020-FL4 Ltd., “B”, FLR, 8.199% ((SOFR - 1mo. + 0.11448%) + 2.75%), 11/15/2035 (n)	$10,472,500	$10,448,319
MF1 2021-FL5 Ltd., “B”, FLR, 6.899% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	13,063,500	12,946,733
MF1 2021-FL5 Ltd., “C”, FLR, 7.149% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	3,716,500	3,663,038
MF1 2021-FL6 Ltd., “B”, FLR, 7.098% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	10,716,294	10,446,403
MF1 2022-FL8 Ltd., “C”, FLR, 7.541% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,198,259	2,124,971
MF1 2022-FL9 Ltd., “B”, FLR, 8.491% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	15,126,500	15,078,867
MF1 2024-FL14 LLC, “C”, FLR, 8.63% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	3,863,210	3,864,234
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.237%, 5/15/2050 (i)	31,638,555	768,406
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.303%, 6/15/2050 (i)	15,314,600	364,608
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.805%, 12/15/2051 (i)	48,281,975	1,401,626
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.285%, 5/15/2054 (i)	45,082,611	2,601,920
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.201%, 6/15/2054 (i)	42,629,378	2,194,735
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	7,355,615	7,416,292
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	8,928,936	8,999,149
NextGear Floorplan Master Owner Trust, 2022-1A, “A1”, FLR, 6.387% (SOFR - 30 day + 1.05%), 3/15/2027 (n)	6,113,000	6,130,230
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 6.437% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	4,992,000	5,026,332
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.293% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	8,692,908	8,709,633
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.893% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	7,442,908	7,386,647
OBX Trust, 2023-NQM5, “A1”, 5.988%, 12/01/2064 (n)	2,920,494	2,942,627
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	3,183,864	3,199,888
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	965,000	969,646
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)	6,432,953	6,510,130
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	8,570,000	8,095,412
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	5,509,000	5,423,831
Ownit Mortgage Loan Asset-Backed Certificates, 3.181%, 10/25/2035	965,322	544,794
PFP III 2021-8 Ltd., “B”, FLR, 6.942% ((SOFR - 1mo. + 0.11448%) + 1.5%), 8/09/2037 (n)	3,244,500	3,211,312
Progress Residential 2021-SFR1 Trust, “B”, 1.303%, 4/17/2038 (n)	1,210,000	1,133,167
Progress Residential 2021-SFR1 Trust, “C”, 1.555%, 4/17/2038 (n)	908,000	851,794
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 7.462% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	2,268,542	2,273,671
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 7.593% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	6,411,000	6,202,260
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 7.043% ((SOFR - 3mo. + 0.26161%) + 1.5%), 7/20/2032 (n)	2,957,000	2,963,100
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	5,142,000	4,580,612
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 7.493% ((SOFR - 3mo. + 0.26161%) + 1.95%), 7/20/2032 (n)	7,004,000	7,001,493
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 7.248% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	8,644,500	8,386,240
Stratus Static CLO Ltd., 2022-3A, “BR”, FLR, 7.182% (SOFR - 3mo. + 1.9%), 10/20/2031 (n)	2,308,226	2,309,466
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.849% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)	6,062,000	5,936,698
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 7.299% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	13,226,000	12,655,166
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.012%, 11/15/2050 (i)	23,350,060	569,485
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.866%, 12/15/2051 (i)	20,128,960	607,317
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	5,053,378	5,122,715
Verus Securitization Trust, 2024-6, “A1”, 5.799%, 7/25/2069 (n)	4,446,543	4,455,894
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	2,317,000	2,321,530
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.337%, 11/15/2054 (i)	44,481,067	2,919,381
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.187% (SOFR - 30 day + 0.85%), 6/15/2026 (n)	663,319	663,662
World Omni Auto Receivables Trust, 3.67%, 6/15/2027	3,072,000	3,068,165
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 6.188% (SOFR - 30 day + 0.85%), 3/15/2027	3,558,781	3,562,195
		$613,863,477
Automotive – 1.6%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$11,168,000	$11,274,270
Hyundai Capital America, 5.875%, 4/07/2025 (n)	8,600,000	8,625,229
LKQ Corp., 5.75%, 6/15/2028	9,655,000	9,879,186
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	6,594,000	6,099,007
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	4,128,000	4,109,932
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	7,295,000	7,179,721
		$47,167,345
Broadcasting – 0.2%
WarnerMedia Holdings, Inc., 3.755%, 3/15/2027	$6,864,000	$6,538,331

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.9%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$13,949,000	$13,517,343
Charles Schwab Corp., 5.875%, 8/24/2026	7,766,000	7,911,631
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	11,590,000	11,874,306
LPL Holdings, Inc., 5.7%, 5/20/2027	7,484,000	7,563,294
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	4,392,000	4,290,053
LPL Holdings, Inc., 6.75%, 11/17/2028	3,449,000	3,641,431
LPL Holdings, Inc., 4%, 3/15/2029 (n)	7,092,000	6,683,372
		$55,481,430
Business Services – 0.5%
Global Payments, Inc., 1.2%, 3/01/2026	$8,692,000	$8,182,614
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	7,043,000	6,743,573
		$14,926,187
Cable TV – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	$6,865,000	$6,996,276
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	13,143,000	13,414,347
Videotron Ltd., 5.125%, 4/15/2027 (n)	8,560,000	8,509,096
Videotron Ltd., 3.625%, 6/15/2029 (n)	9,115,000	8,475,489
		$37,395,208
Computer Software - Systems – 0.3%
VMware, Inc., 1%, 8/15/2024	$5,405,000	$5,394,673
VMware, Inc., 1.4%, 8/15/2026	4,186,000	3,904,306
		$9,298,979
Conglomerates – 0.5%
Regal Rexnord Corp., 6.05%, 2/15/2026	$9,148,000	$9,219,070
Regal Rexnord Corp., 6.05%, 4/15/2028	5,533,000	5,669,962
		$14,889,032
Consumer Products – 0.3%
Haleon UK Capital LLC, 3.125%, 3/24/2025	$10,091,000	$9,939,414
Containers – 0.6%
Berry Global, Inc., 1.57%, 1/15/2026	$7,474,000	$7,103,414
Berry Global, Inc., 1.65%, 1/15/2027	9,789,000	9,045,146
Berry Global, Inc., 5.5%, 4/15/2028	1,938,000	1,962,447
		$18,111,007
Electronics – 1.4%
Broadcom, Inc., 5.05%, 7/12/2027	$4,119,000	$4,155,874
Broadcom, Inc., 5.05%, 7/12/2029	2,323,000	2,351,613
Microchip Technology, Inc., 0.983%, 9/01/2024	18,197,000	18,115,757
Qorvo, Inc., 1.75%, 12/15/2024	3,654,000	3,591,252
SK hynix, Inc., 6.25%, 1/17/2026 (n)	12,203,000	12,364,299
		$40,578,795
Emerging Market Quasi-Sovereign – 0.4%
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	$3,903,000	$3,903,000
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	6,500,000	6,368,843
		$10,271,843
Energy - Independent – 1.3%
Diamondback Energy, Inc., 5.2%, 4/18/2027	$4,048,000	$4,092,543
Diamondback Energy, Inc., 5.15%, 1/30/2030	4,048,000	4,111,435
EQT Corp., 5.7%, 4/01/2028	5,763,000	5,874,952
Occidental Petroleum Corp., 5%, 8/01/2027	4,175,000	4,189,363
Occidental Petroleum Corp., 5.2%, 8/01/2029	5,795,000	5,830,234

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Pioneer Natural Resources Co., 1.9%, 8/15/2030	$13,968,000	$12,003,305
		$36,101,832
Financial Institutions – 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027	$5,009,000	$5,185,151
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	3,134,000	3,133,034
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	2,797,000	2,744,146
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	6,154,000	5,645,017
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	4,709,000	4,321,982
Avolon Holdings Funding Ltd., 6.375%, 5/04/2028 (n)	4,885,000	5,051,099
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	9,768,000	9,887,087
		$35,967,516
Food & Beverages – 1.8%
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	$11,526,000	$11,589,839
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	11,955,000	10,828,098
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	11,971,000	11,868,208
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	8,356,000	7,660,698
Suntory Holdings Ltd., 5.124%, 6/11/2029 (n)	8,773,000	8,937,213
		$50,884,056
Gaming & Lodging – 1.5%
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	$8,847,000	$8,800,645
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	1,551,000	1,548,237
Hyatt Hotels Corp., 1.8%, 10/01/2024	7,537,000	7,484,662
Hyatt Hotels Corp., 5.75%, 1/30/2027	5,367,000	5,459,342
Las Vegas Sands Corp., 5.9%, 6/01/2027	3,509,000	3,564,736
Marriott International, Inc., 4.9%, 4/15/2029	8,673,000	8,726,838
Sands China Ltd., 3.8%, 1/08/2026	8,802,000	8,542,224
		$44,126,684
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$578,000	$555,324
Insurance – 1.2%
Corebridge Financial, Inc., 3.5%, 4/04/2025	$3,720,000	$3,666,638
Corebridge Financial, Inc., 3.65%, 4/05/2027	7,440,000	7,212,254
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	4,695,000	4,759,971
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	4,044,000	3,905,585
Equitable Financial Life Insurance Co., 5.5%, 12/02/2025 (n)	15,338,000	15,421,142
		$34,965,590
Insurance - Property & Casualty – 0.0%
Ambac Assurance Corp., 5.1%, 6/07/2172 (n)	$23,513	$33,800
International Market Quasi-Sovereign – 0.4%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$10,003,000	$10,426,658
Machinery & Tools – 0.3%
AGCO Corp., 5.45%, 3/21/2027	$5,782,000	$5,860,850
CNH Industrial Capital LLC, 1.875%, 1/15/2026	2,401,000	2,296,441
		$8,157,291
Major Banks – 12.6%
Bank of America Corp., 4.2%, 8/26/2024	$3,106,000	$3,102,229
Bank of America Corp., 4.45%, 3/03/2026	6,999,000	6,939,625
Bank of America Corp., 4.25%, 10/22/2026	4,033,000	3,975,659
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	22,751,000	21,355,817
Bank of America Corp., 4.183%, 11/25/2027	6,721,000	6,574,662

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Barclays PLC, 2.852% to 5/07/2025, FLR (SOFR - 3mo. + 2.71361%) to 5/07/2026	$2,564,000	$2,513,602
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	10,326,000	9,689,901
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	12,560,000	11,855,599
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	12,928,000	12,703,264
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	1,650,000	1,720,360
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	2,193,000	2,237,611
Credit Agricole S.A., 1.907% to 6/16/2025, FLR (SOFR - 1 day + 1.676%) to 6/16/2026 (n)	2,080,000	2,017,384
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	3,375,000	3,451,479
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	3,585,000	3,704,274
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	4,740,000	4,431,226
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	680,000	710,205
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	5,300,000	5,233,813
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	4,637,000	4,381,515
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	8,452,000	7,909,214
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	4,303,000	4,184,717
HSBC Holdings PLC, 7.336% to 11/03/2025, FLR (SOFR - 1 day + 3.03%) to 11/03/2026	4,354,000	4,467,397
Huntington Bancshares, Inc., 5.699% to 11/18/2024, FLR (SOFR - 1 day + 1.215%) to 11/18/2025	9,500,000	9,497,511
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	1,309,000	1,287,583
JPMorgan Chase & Co., 5.546% to 12/15/2024, FLR (SOFR - 1 day + 1.07%) to 12/15/2025	8,000,000	8,003,376
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	7,223,000	7,075,397
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	6,220,000	5,861,108
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	5,268,000	4,972,282
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027	10,000,000	9,308,107
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028	6,919,000	6,950,338
JPMorgan Chase & Co., 5.571% to 4/22/2027, FLR (SOFR - 1 day + 0.93%) to 4/22/2028	9,197,000	9,369,402
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	15,414,000	15,226,697
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	7,021,000	6,956,804
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR - 1 day + 0.745%) to 10/21/2025	8,651,000	8,559,826
Morgan Stanley, 4.35%, 9/08/2026	9,466,000	9,352,022
Morgan Stanley, 3.625%, 1/20/2027	6,092,000	5,947,693
Morgan Stanley, 3.95%, 4/23/2027	2,189,000	2,134,982
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	7,636,000	7,141,858
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	9,261,000	8,792,983
NatWest Markets PLC, 3.479%, 3/22/2025 (n)	8,888,000	8,783,661
PNC Bank N.A., 2.5%, 8/27/2024	4,237,000	4,227,064
PNC Financial Services Group, Inc., 5.102% to 7/23/2026, FLR (SOFR - 1 day + 0.796%) to 7/23/2027	5,863,000	5,882,433
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	15,162,000	15,392,683
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	2,554,000	2,524,182
Standard Chartered PLC, 3.971% to 3/30/2025, FLR (CMT - 1yr. + 1.65%) to 3/30/2026 (n)	3,723,000	3,684,916
Standard Chartered PLC, 6.17% to 1/09/2026, FLR (CMT - 1yr. + 2.05%) to 1/09/2027 (n)	4,409,000	4,460,944
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	7,574,000	7,319,132
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	8,414,000	7,902,049
UBS Group AG, 5.711% to 1/12/2026, FLR (CMT - 1yr. + 1.55%) to 1/12/2027 (n)	10,083,000	10,148,225
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	6,561,000	6,501,370
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	2,169,000	2,361,434
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	8,699,000	8,413,344
Wells Fargo & Co., 2.164% to 2/11/2025, FLR ((SOFR - 3mo. + 0.26161%) + 0.75%) to 2/11/2026	9,707,000	9,540,554
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	13,228,000	12,766,137
		$359,505,650
Medical & Health Technology & Services – 1.5%
IQVIA, Inc., 5.7%, 5/15/2028	$4,073,000	$4,165,701
IQVIA, Inc., 6.25%, 2/01/2029	3,009,000	3,143,954
Revvity, Inc., 0.85%, 9/15/2024	10,000,000	9,934,811
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	25,217,000	24,988,136
		$42,232,602

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 1.0%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$14,029,000	$13,928,790
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	7,900,000	7,601,615
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	8,268,000	7,812,931
		$29,343,336
Midstream – 2.1%
Columbia Pipelines Holdings Co., 6.042%, 8/15/2028 (n)	$11,292,000	$11,735,391
DCP Midstream Operating LP, 5.625%, 7/15/2027	12,562,000	12,811,406
Enbridge, Inc., 2.5%, 2/14/2025	6,525,000	6,421,977
Enbridge, Inc., 5.25%, 4/05/2027	8,730,000	8,835,761
Energy Transfer LP, 2.9%, 5/15/2025	3,676,000	3,603,591
Energy Transfer LP, 5.55%, 2/15/2028	3,921,000	3,993,758
Plains All American Pipeline LP, 4.65%, 10/15/2025	10,480,000	10,408,556
Western Midstream Operating LP, 3.1%, 2/01/2025	3,357,000	3,311,512
		$61,121,952
Mortgage-Backed – 0.5%
Fannie Mae, 3%, 12/01/2031	$768,153	$738,233
Fannie Mae, 6.105%, 3/01/2033	28,387	28,504
Fannie Mae, 7.375%, 5/01/2033	61,806	61,872
Fannie Mae, 2%, 5/25/2044	97,775	96,813
Freddie Mac, 5.97%, 7/25/2029	3,248,487	3,254,600
Freddie Mac, 1.577%, 4/25/2030 (i)	28,760,978	2,076,174
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	7,706,323	7,350,731
Freddie Mac, 2%, 7/15/2042	994,334	916,095
Ginnie Mae, 3.625%, 7/20/2032	22,365	22,259
		$14,545,281
Municipals – 0.5%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	$10,950,000	$11,034,930
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	790,000	770,803
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	1,005,000	966,025
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	142,502	140,695
		$12,912,453
Natural Gas - Pipeline – 0.5%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$14,780,000	$14,652,454
Oil Services – 0.4%
Schlumberger Holdings Corp., 5%, 5/29/2027 (n)	$5,832,000	$5,875,323
Schlumberger Holdings Corp., 5%, 11/15/2029 (n)	4,083,000	4,132,770
		$10,008,093
Other Banks & Diversified Financials – 2.8%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$12,719,000	$13,040,987
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	1,836,000	1,932,508
American Express Co., 2.25%, 3/04/2025	6,463,000	6,349,593
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	7,978,000	8,127,053
BPCE S.A., 5.281%, 5/30/2029 (n)	8,749,000	8,879,021
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	7,170,000	7,306,061
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	9,750,000	9,911,180
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	10,208,000	10,114,638
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	6,707,000	6,342,663
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	8,266,000	8,393,373
		$80,397,077

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 0.3%
Amgen, Inc., 5.507%, 3/02/2026	$2,748,000	$2,748,025
Bayer US Finance LLC, 6.125%, 11/21/2026 (n)	2,950,000	3,008,096
Bayer US Finance LLC, 6.25%, 1/21/2029 (n)	2,837,000	2,950,117
		$8,706,238
Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 1.35%, 12/02/2024	$11,123,000	$10,967,978
Real Estate - Office – 0.5%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$13,184,000	$12,574,020
Corporate Office Property LP, REIT, 2%, 1/15/2029	2,060,000	1,790,945
		$14,364,965
Real Estate - Other – 0.3%
Sun Communities Operating LP, 5.5%, 1/15/2029	$7,053,000	$7,159,214
Real Estate - Retail – 0.2%
WEA Finance LLC, 4.125%, 9/20/2028 (n)	$5,370,000	$5,116,335
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)	1,765,000	1,660,743
		$6,777,078
Specialty Chemicals – 0.6%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$14,678,000	$14,014,919
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	4,697,000	4,262,118
		$18,277,037
Specialty Stores – 0.4%
Genuine Parts Co., 1.75%, 2/01/2025	$5,643,000	$5,532,038
Ross Stores, Inc., 0.875%, 4/15/2026	7,614,000	7,115,374
		$12,647,412
Telecommunications - Wireless – 1.0%
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	$1,776,000	$1,710,870
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	3,817,000	3,630,122
Rogers Communications, Inc., 3.2%, 3/15/2027	12,002,000	11,527,994
T-Mobile USA, Inc., 3.5%, 4/15/2025	10,518,000	10,370,273
		$27,239,259
Tobacco – 0.6%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$4,159,000	$4,327,740
Philip Morris International, Inc., 5%, 11/17/2025	3,250,000	3,254,365
Philip Morris International, Inc., 5.125%, 11/17/2027	2,895,000	2,934,006
Philip Morris International, Inc., 4.875%, 2/15/2028	6,100,000	6,142,538
		$16,658,649
Transportation - Services – 2.0%
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	$14,322,000	$14,585,973
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	12,644,000	12,815,958
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	2,559,000	2,546,973
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	2,559,000	2,521,486
GXO Logistics, Inc., 6.25%, 5/06/2029	5,459,000	5,661,275
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	5,489,000	5,540,083
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	7,800,000	7,925,723
Penske Truck Leasing Co. LP, 5.25%, 7/01/2029 (n)	5,732,000	5,801,772
		$57,399,243

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 28.0%
U.S. Treasury Notes, 4.125%, 6/15/2026 (f)	$221,462,000	$220,709,375
U.S. Treasury Notes, 4.625%, 11/15/2026	273,785,000	276,298,261
U.S. Treasury Notes, 4.375%, 7/15/2027	114,925,000	115,903,657
U.S. Treasury Notes, 2.75%, 7/31/2027	194,704,000	187,501,473
		$800,412,766
Utilities - Electric Power – 3.6%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$3,124,000	$3,131,624
Edison International, 4.7%, 8/15/2025	10,842,000	10,774,942
Enel Finance International N.V., 4.5%, 6/15/2025 (n)	15,000,000	14,867,804
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	3,086,000	3,150,911
Entergy Louisiana LLC, 0.95%, 10/01/2024	17,870,000	17,724,773
FirstEnergy Corp., 2.05%, 3/01/2025	5,731,000	5,596,035
FirstEnergy Corp., 1.6%, 1/15/2026	2,459,000	2,334,538
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	7,426,000	7,456,621
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	7,988,000	8,043,288
Pacific Gas & Electric Co., 4.95%, 6/08/2025	7,450,000	7,411,962
Pacific Gas & Electric Co., 6.1%, 1/15/2029	7,485,000	7,782,403
Pacific Gas & Electric Co., 5.55%, 5/15/2029	5,557,000	5,676,030
Southern California Edison Co., 0.975%, 8/01/2024	7,618,000	7,618,000
		$101,568,931
Total Bonds		$2,821,926,438
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 5.39% (v)	38,740,812	$38,744,685

Other Assets, Less Liabilities – (0.0)%		(956,267)
Net Assets – 100.0%		$2,859,714,856
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $38,744,685 and $2,821,926,438, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,027,526,397, representing 35.9% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 7/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	617	$126,711,555	September – 2024	$1,042,141
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/26	USD	228,000,000	centrally cleared	4.697%/Annually	Daily SOFR/Annually	$1,507,138	$(15,154)	$1,491,984
10/02/26	USD	70,900,000	centrally cleared	4.664%/Annually	Daily SOFR/Annually	730,672	—	730,672
						$2,237,810	$(15,154)	$2,222,656
At July 31, 2024, the fund had liquid securities with an aggregate value of $5,156,409 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$800,412,766	$—	$800,412,766
Non - U.S. Sovereign Debt	—	20,698,501	—	20,698,501
Municipal Bonds	—	12,912,453	—	12,912,453
U.S. Corporate Bonds	—	870,819,552	—	870,819,552
Residential Mortgage-Backed Securities	—	72,457,548	—	72,457,548
Commercial Mortgage-Backed Securities	—	129,427,228	—	129,427,228
Asset-Backed Securities (including CDOs)	—	426,523,982	—	426,523,982
Foreign Bonds	—	488,674,408	—	488,674,408
Mutual Funds	38,744,685	—	—	38,744,685
Total	$38,744,685	$2,821,926,438	$—	$2,860,671,123
Other Financial Instruments
Futures Contracts – Assets	$1,042,141	$—	$—	$1,042,141
Swap Agreements – Assets	—	2,222,656	—	2,222,656
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$58,747,939	$235,816,072	$255,820,444	$(2,504)	$3,622	$38,744,685
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,268,629	$—